Fair Value Measurements (Details) - Rosecliff Acquisition Corp I [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements (Details) [Line Items]
Assets held trust account	$ 4,626,107	$ 253,027,240
Interest pay tax obligations	1,034,596	0
Total Holdings	4,626,107
Fair value measurement		6,831,000
Private Placement Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Fair value measurement		2,588,667
U.S. Fixed Income Securities [Member]
Fair Value Measurements (Details) [Line Items]
Assets held trust account	4,626,107	$ 253,027,240
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) [Line Items]
Public warrants	$ 506,000